REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Schedule of Reinsurance	The effect of reinsurance on the applicable line items on our statements of operations are as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Premiums earned:
Gross amounts, including reinsurance assumed	$9,869	$5,430	$3,662
Reinsurance ceded	(1,602)	(1,293)	(651)
Net amount	$8,267	$4,137	$3,011
Other policy revenue:
Gross amounts, including reinsurance assumed	$902	$413	$224
Reinsurance ceded	(121)	—	—
Net amount	$781	$413	$224
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	$(11,432)	$(4,769)	$(3,236)
Reinsurance ceded	3,270	830	384
Net amount	$(8,162)	$(3,939)	$(2,852)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	$(2,253)	$(900)	$(325)
Reinsurance ceded	379	213	86
Net amount	$(1,874)	$(687)	$(239)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	$(184)	$156	$152
Reinsurance ceded	77	10	—
Net amount	$(107)	$166	$152